Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accounting and financial reporting policies of State Street Corporation conform to U.S. GAAP. State Street Corporation, the Parent Company, is a financial holding company headquartered in Boston, Massachusetts. Unless otherwise indicated or unless the context requires otherwise, all references in these notes to consolidated financial statements to “State Street,” “we,” “us,” “our” or similar references mean State Street Corporation and its subsidiaries on a consolidated basis, including our principal banking subsidiary, State Street Bank.
We have two lines of business:
Investment Servicing provides a suite of related products and services including: custody; product and participant level accounting; daily pricing and administration; master trust and master custody; depotbank services (a fund oversight role created by regulation); record-keeping; cash management; foreign exchange, brokerage and other trading services; securities finance; our enhanced custody product, which integrates principal securities lending and custody; deposit and short-term investment facilities; loans and lease financing; investment manager and alternative investment manager operations outsourcing; performance, risk and compliance analytics; and financial data management to support institutional investors. New products and services resulting from our acquisition of Charles River Development on October 1, 2018 include: portfolio modeling and construction, trade order management, investment risk and compliance and wealth management solutions.
Investment Management, through State Street Global Advisors, provides a broad range of investment management strategies and products for our clients. Our investment management strategies and products span the risk/reward spectrum, including core and enhanced indexing, multi-asset strategies, active quantitative and fundamental active capabilities and alternative investment strategies. Our AUM is currently primarily weighted to indexed strategies. In addition, we provide a breadth of services and solutions, including environmental, social and governance investing, defined benefit and defined contribution and OCIO. State Street Global Advisors is also a provider of ETFs, including the SPDR® ETF brand.

Consolidation
Consolidation
Our consolidated financial statements include the accounts of the Parent Company and its majority- and wholly-owned and otherwise controlled subsidiaries, including State Street Bank. All material inter-company transactions and balances have been eliminated. Certain previously reported amounts have been reclassified to conform to current-year presentation.
We consolidate subsidiaries in which we exercise control. Investments in unconsolidated subsidiaries, recorded in other assets, generally are accounted for under the equity method of accounting if we have the ability to exercise significant influence over the operations of the investee. For investments accounted for under the equity method, our share of income or loss is recorded in processing fees and other revenue in our consolidated statement of income. Investments not meeting the criteria for equity-method treatment are measured at fair value through earnings, except for investments where a fair market value is not readily available, which are accounted for under the cost method of accounting.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions in the application of certain of our significant accounting policies that may materially affect the reported amounts of assets, liabilities, equity, revenue and expenses. As a result of unanticipated events or circumstances, actual results could differ from those estimates.

Foreign Currency Translation
Foreign Currency Translation
The assets and liabilities of our operations with functional currencies other than the U.S. dollar are translated at month-end exchange rates, and revenue and expenses are translated at rates that approximate average monthly exchange rates. Gains or losses from the translation of the net assets of subsidiaries with functional currencies other than the U.S. dollar, net of related taxes, are recorded in AOCI, a component of shareholders’ equity.

Cash and Cash Equivalents	Cash and Cash Equivalents For purposes of the consolidated statement of cash flows, cash and cash equivalents are defined as cash and due from banks.
Interest Bearing Deposits With Banks
Interest-Bearing Deposits with Banks
Interest-bearing deposits with banks generally consist of highly liquid, short-term investments maintained at the Federal Reserve Bank and other non-U.S. central banks with original maturities at the time of purchase of one month or less.

Securities Purchased Under Resale Agreements and Securities Sold Under Repurchase Agreements
Securities Purchased Under Resale Agreements and Securities Sold Under Repurchase Agreements
Securities purchased under resale agreements and sold under repurchase agreements are treated as collateralized financing transactions, and are recorded in our consolidated statement of condition at the amounts at which the securities will be subsequently resold or repurchased, plus accrued interest. Our policy is to take possession or control of securities underlying resale agreements either directly or through agent banks, allowing borrowers the right of collateral substitution and/or short-notice termination. We revalue these securities daily to determine if additional collateral is necessary from the borrower to protect us against credit exposure. We can use these securities as collateral for repurchase agreements.
For securities sold under repurchase agreements collateralized by our investment securities portfolio, the dollar value of the securities remains in investment securities in our consolidated statement of condition. Where a master netting agreement exists or both parties are members of a common clearing organization, resale and repurchase agreements with the same counterparty or clearing house and maturity date are recorded on a net basis.

Fee and Net Interest Income
Fee and Net Interest Income
The majority of fees from investment servicing, investment management, securities finance, trading services and certain types of processing fees and other revenue are recorded in our consolidated statement of income based on the consideration specified in contracts with our customers, and excludes taxes collected from customers subsequently remitted to governmental authorities. We recognize revenue as the services are performed or at a point in time depending on the nature of the services provided. Payments made to third party service providers are generally recognized on a gross basis when we control those services and are deemed to be the principal. Additional information about revenue from contracts with customers is provided in Note 25.
Interest income on interest-earning assets and interest expense on interest-bearing liabilities are recorded in our consolidated statement of income as components of NII, and are generally based on the effective yield of the related financial asset or liability.

Recent Accounting Developments
Recent Accounting Developments

Relevant standards that were recently issued but not yet adopted as of December 31, 2018:
Standard	Description	Date of Adoption	Effects on the financial statements or other significant matters
ASU 2016-02, Leases (Topic 842) and relevant amendments
The standard represents a wholesale change to lease accounting and requires all leases, other than short-term leases, to be reported on balance sheet through recognition of a right-of-use asset and a corresponding liability for future lease obligations. The standard also requires extensive disclosures for assets, expenses, and cash flows associated with leases, as well as a maturity analysis of lease liabilities.
January 1, 2019
We have adopted the new standard as of January 1, 2019. Upon adoption of the standard, we recognized the required right-of-use assets of approximately $0.9 billion and lease liabilities of approximately $1.1 billion. This increase largely relates to the present value of future minimum lease payments due under existing operating leases of office space. No material changes are expected to the recognition of lease expenses in the Consolidated Statement of Income. We adopted the standard by applying the transition method whereby comparative periods will not be restated, and no material adjustment to retained earnings was required. For adoption we elected the standard’s package of three practical expedients, and (1) have not reassessed whether any expired or existing contracts are or contain leases, (2) have not reassessed the lease classification for any expired or existing leases, and (3) have not reassessed initial direct costs for any existing leases. In addition, we made an accounting policy election not to apply the recognition requirements to short-term leases, and have elected the practical expedient to not separate lease and nonlease components.

ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
The standard replaces the existing incurred loss impairment guidance and requires immediate recognition of expected credit losses for financial assets carried at amortized cost, including trade and other receivables, loans and commitments, held-to-maturity debt securities and other financial assets, held at the reporting date to be measured based on historical experience, current conditions and reasonable supportable forecasts. The standard also amends existing impairment guidance for available-for-sale securities, and credit losses will be recorded as an allowance versus a write-down of the amortized cost basis of the security and will allow for a reversal of impairment loss when the credit of the issuer improves. The guidance requires a cumulative effect of initial application to be recognized in retained earnings at the date of initial application.
January 1, 2020, early adoption permitted
We are continuing to assess the impact of the standard on our consolidated financial statements. We have established a steering committee to provide cross-functional governance over the project plan and key decisions, and are continuing to develop key accounting policies, assess existing credit loss models and processes against the new guidance and address data requirements and sources to ensure that the expected credit losses are calculated in accordance with the standard. We continue to develop and test new and modified credit loss models and based on our analysis to date, we expect the recognition of credit losses to accelerate under the new standard. We are continuing to assess the extent of the impact on the allowance for credit losses which will be impacted by our portfolio and the macroeconomic factors on the date of adoption. We plan to adopt the new guidance on January 1, 2020.

ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
The standard simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. The ASU requires an entity to compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying value exceeds the fair value of the reporting unit. Additionally, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss.
		January 1, 2020, early adoption permitted	We are evaluating the impacts of early adoption, and will apply this standard prospectively upon adoption.
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium amortization on Purchased Callable Debt Securities
The standard shortens the amortization period for certain purchased callable debt securities to the earliest call date. The standard does not impact debt securities which are held at a discount. The guidance requires a cumulative effect of initial application to be recognized in retained earnings at the beginning of the period of adoption.
		January 1, 2019	We have adopted the new standard as of January 1, 2019. No material adjustment to retained earnings was required.
ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
This standard provides an election to reclassify the stranded tax effects resulting from the enactment of the Tax Cuts and Jobs Act of 2017, from accumulated other comprehensive income to retained earnings.
January 1, 2019
We have adopted the new standard as of January 1, 2019. Upon adoption of the standard we reclassified approximately $84 million of stranded tax effects from accumulated other comprehensive income to retained earnings.

Relevant standards that were recently issued but not yet adopted as of December 31, 2018 (continued):
Standard	Description	Date of Adoption	Effects on the financial statements or other significant matters
ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement	The standard eliminates, amends and adds disclosure requirements for fair value measurements.	January 1, 2020, early adoption permitted, including partial early adoption. Provisions that eliminate or amend disclosures can be early adopted without early adopting the new disclosure requirements.
We have elected to early adopt the provisions of the new standard that eliminate or amend disclosures as of December 31, 2018 and our disclosures were modified accordingly. The provisions of the new standard that add disclosures will be adopted upon the effective date of the standard.

ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force)

This standard addresses accounting for fees paid by a customer for implementation, set-up and other upfront costs incurred in a cloud computing arrangement that is hosted by the vendor, i.e., a service contract. The new guidance aligns treatment for capitalization of implementation costs with guidance on internal-use software.
		January 1, 2020, early adoption permitted	We are currently evaluating the impact of the new standard and the early adoption provisions.

Relevant standards that were adopted during the year ended December 31, 2018:
We adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606), effective January 1, 2018. The standard provides companies with a single model for recognizing revenue from contracts with customers. The core principle requires a company to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to in exchange for those goods or services. We used the modified retrospective method of transition, which requires the impact of applying the standard on prior periods to be reflected in opening retained earnings upon adoption. The adoption of the standard does not have a material impact on the timing of recognition of revenue in our consolidated statement of income, or our consolidated statement of condition, and therefore no adjustment has been made to retained earnings. However, due to the updated principal and agent guidance in the standard, certain costs we pay to third parties on behalf of our clients previously reported in our consolidated statement of income on a net basis, primarily against the related management fee revenue and foreign exchange trading services revenue, are now reported on a gross basis in expenses.
For the year ended December 31, 2018, both revenues and expenses increased by approximately $319 million, primarily due to the updated principal and agent guidance. The revenue impact was approximately $190 million in management fees, $58 million in foreign exchange trading services and $71 million across other revenue lines, and the expense impact was approximately $183 million in other expenses, $106 million in transaction processing and $30 million across other expense line items. Adoption of the standard had no impact on cash from or used in operating, financing, or investing activities in our consolidated statements of cash flows.
We adopted ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, effective October 1, 2018. The standard amends the hedge accounting model to better portray the economics of risk management activities in the financial statements and enhances the presentation of hedge results. The amendments also make targeted changes to simplify the application of hedge accounting in certain situations. The guidance permits a one-time reclassification of debt securities eligible to be hedged under the "last-of-layer" method from HTM to AFS upon adoption. In the fourth quarter of 2018, we elected to make a one-time transfer of qualifying securities with a total book value of approximately $1.2 billion. We have applied certain aspects of the updated standard to existing hedges as permitted by the ASU, however, the adoption did not have a material impact on our financial statements.
We adopted ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, effective January 1, 2018. Under the new standard, all equity securities will be measured at fair value through earnings with certain exceptions, including investments accounted for under the equity method of accounting or where the fair market value of an equity security is not readily available. Upon adoption of the standard on January 1, 2018, we reclassified approximately $397 million of money market funds and $46 million of equity securities classified as AFS to held at fair value through profit and loss in other assets. The cumulative-effect transition adjustment recognized in retained earnings on January 1, 2018, and the change in fair value recognized through profit and loss for the period ended December 31, 2018, were immaterial to the financial statements.

Fair Value Measurements
Fair Value Measurements
We carry trading account assets and liabilities, AFS debt securities, certain equity securities and various types of derivative financial instruments, at fair value in our consolidated statement of condition on a recurring basis. Changes in the fair values of these financial assets and liabilities are recorded either as components of our consolidated statement of income or as components of AOCI within shareholders' equity in our consolidated statement of condition.
We measure fair value for the above-described financial assets and liabilities in conformity with U.S. GAAP that governs the measurement of the fair value of financial instruments. Management believes that its valuation techniques and underlying assumptions used to measure fair value conform to the provisions of U.S. GAAP. We categorize the financial assets and liabilities that we carry at fair value based on a prescribed three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to valuation methods using significant unobservable inputs (level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest-level input that is significant to the fair-value measurement. Management's assessment of the significance of a particular input to the overall fair-value measurement of a financial asset or liability requires judgment, and considers factors specific to that asset or liability. The three levels of the valuation hierarchy are described below.
Level 1. Financial assets and liabilities with values based on unadjusted quoted prices for identical assets or liabilities in an active market. Our level 1 financial assets and liabilities primarily include positions in U.S. government securities and highly liquid U.S. and non-U.S. government fixed-income securities. Our level 1 financial assets also include actively traded exchange-traded equity securities.
Level 2. Financial assets and liabilities with values based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability. Level 2 inputs include the following:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets or liabilities in non-active markets;

•	Pricing models whose inputs are observable for substantially the full term of the asset or liability; and

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Pricing models whose inputs are derived principally from, or corroborated by, observable market information through correlation or other means for substantially the full term of the asset or liability.

Our level 2 financial assets and liabilities primarily include non-U.S. debt securities carried in trading account assets and various types of fixed-income AFS investment securities, as well as various types of foreign exchange and interest rate derivative instruments.
Fair value for our AFS investment securities categorized in level 2 is measured primarily using information obtained from independent third parties. This third-party information is subject to review by management as part of a validation process, which includes obtaining an understanding of the underlying assumptions and the level of market participant information used to support those assumptions. In addition, management compares significant assumptions used by third parties to available market information. Such information may include known trades or, to the extent that trading activity is limited, comparisons to market research information pertaining to credit expectations, execution prices and the timing of cash flows and, where information is available, back-testing.
Derivative instruments categorized in level 2 predominantly represent foreign exchange contracts used in our trading activities, for which fair value is measured using discounted cash-flow techniques, with inputs consisting of observable spot and forward points, as well as observable interest rate curves. With respect to derivative instruments, we evaluate the impact on valuation of the credit risk of our counterparties. We consider factors such as the likelihood of default by our counterparties, our current and potential future net exposures and remaining maturities in determining the fair value. Valuation adjustments associated with derivative instruments were not material to those instruments for the years ended December 31, 2018 and 2017.
Level 3. Financial assets and liabilities with values based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall measurement of fair value. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the financial asset or liability, and are based on the best available information, some of which may be internally developed. The following provides a more detailed discussion of our financial assets and liabilities that we may categorize in level 3 and the related valuation methodology.

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The fair value of our investment securities categorized in level 3 is measured using information obtained from third-party sources, typically non-binding broker/dealer quotes, or through the use of internally-developed pricing models. Management has evaluated its methodologies used to measure fair value, and has considered the level of observable market information to be insufficient to categorize the securities in level 2.

•
The fair value of certain foreign exchange contracts, primarily options, is measured using an option-pricing model. Because of a limited number of observable transactions, certain model inputs are not observable, such as implied volatility surface, but are derived from observable market information.

Our level 3 financial assets and liabilities are similar in structure and profile to our level 1 and level 2 financial instruments, but they trade in less liquid markets, and the measurement of their fair value is inherently less observable.
The following tables present information with respect to our financial assets and liabilities carried at fair value in our consolidated statement of condition on a recurring basis as of the dates indicated.